CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Shareholders' Equity at Dec. 31, 2017	$ 22,927,534	$ 104,799,550	$ (236,246)	$ (110,336,867)	$ 17,153,971
Shareholders' Equity (in shares) at Dec. 31, 2017	1,525,693,393
Stock-based compensation	$ 0	1,649,044	0	0	1,649,044
Issuance of share capital to directors	$ 0		0	0	0
Issuance of share capital to directors (in shares)	20
Issuance of share capital related to financing, net of issuance costs	$ 723,743	167,489	0	0	891,232
Issuance of share capital related to financing, net of issuance costs (in shares)	55,000,000
Comprehensive income loss	$ 0	0	(116,180)	(16,466,780)	(16,582,960)
Shareholders' (Deficit) Equity at Dec. 31, 2018	$ 23,651,277	106,616,083	(352,426)	(126,803,647)	3,111,287
Shareholders' (Deficit) Equity (in shares) at Dec. 31, 2018	1,580,693,413
Stock-based compensation	$ 0	1,047,387	0	0	1,047,387
Issuance of share capital related to financing, net of issuance costs	$ 8,335,739	2,835,354	0	0	11,171,093
Issuance of share capital related to financing, net of issuance costs (in shares)	665,172,500
Comprehensive income loss	$ 0	0	3,566	(17,105,791)	(17,102,225)
Shareholders' (Deficit) Equity at Dec. 31, 2019	$ 31,987,016	$ 110,498,824	$ (348,860)	$ (143,909,438)	$ (1,772,458)
Shareholders' (Deficit) Equity (in shares) at Dec. 31, 2019	2,245,865,913